NET INCOME (LOSS) PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
NET LOSS PER SHARE
NET INCOME (LOSS) PER SHARE
9.	NET LOSS PER SHARE

Net loss per common share (“EPS”) is presented for both Basic EPS and Diluted EPS. Basic EPS is based on the weighted-average number of common shares outstanding during the period. Diluted EPS is based on the weighted-average number of common shares and common shares equivalents outstanding during the period. Diluted shares outstanding includes the dilutive effect of in-the-money options and convertible securities. The dilutive effect of such equity awards is calculated based on the average share price for each fiscal period using the treasury stock method. Under the treasury stock method, the amount the employee must pay for exercising stock options and the amount of compensation cost for future service that has not yet been recognized are collectively assumed to be used to repurchase shares. Diluted EPS for convertible securities is calculated using the ‘if-converted’ method, assuming all convertible securities outstanding during the period were converted into common stock at the beginning of the reporting period, resulting in an adjustment to both the numerator (net income) and denominator (weighted average shares outstanding) to reflect the potential dilution from such conversions.

When an entity has a loss from operations, including potential shares in the denominator of diluted per share computations will generally be anti-dilutive, even if the entity has net income after adjusting for discontinued operations. That is, including potential shares in the denominator of the earnings per share calculation for a loss-making entity will generally decrease the loss per share and, therefore, those shares should be excluded from calculations of diluted earnings per share.

In computing the net income (loss) available to common shareholders, adjustments to the carrying value of preferred shares as a result of a modification accounted for as an extinguishment during a period should be subtracted or added to the net income (loss) in arriving at the net income (loss) available to common shareholders.

The following data show the amounts used in computing EPS and the effect on income and the weighted average number of shares for the three months ended September 30, 2025 and 2024:

	Three Months Ended September 30,
(in thousands, except per share data)	2025	2024
Net loss	$(6,169)	$(204)
Reduction of the original issue price of NCNV preferred share value from $1,000 to $600 per share	—	43,656
Cumulative preferred stock dividends	—	(82)
Net loss available to common shareholders used in basic earnings per share	(6,169)	43,370
Add back cumulative preferred stock dividends	—	82
Net (loss) income available to common shareholders used in diluted earnings per share	$(6,169)	$43,452
Weighted average number of common shares used in basic earnings per share	24,020,175	183,917
Adjustments to weighted average shares for shares used in diluted earnings per share:
Weighted average number of common shares for assumed options exercised	—	905,552
Weighted average number of common shares for assumed conversion of Series A shares	—	5,185,210
Weighted average number of common shares used in diluted earnings per share	24,020,175	6,274,679
Net (loss) income per common share – basic	$(0.26)	$235.81
Net (loss) income per common share – diluted	$(0.26)	$6.92

The following data show the amounts used in computing EPS and the effect on income and the weighted average number of shares for the nine months ended September 30, 2025 and 2024:

	Nine Months Ended September 30,
(in thousands, except share and per share data)	2025	2024
Net loss	$(18,103)	$(17,197)
Accretion of NCNV preferred stock	—	—
Reduction of the original issue price of NCNV preferred share value from $1,000 to $600 per share	—	43,656
Cumulative preferred stock dividends
Cumulative preferred stock dividends	—	(247)
Net (loss) income available to common shareholders used in basic earnings per share	(18,103)	$26,212
Add back cumulative preferred stock dividends	—	247
Net (loss) income available to common shareholders used in diluted earnings per share	$(18,103)	$26,459
Weighted average number of common shares used in basic earnings per share	23,283,602	177,381
Adjustments to weighted average shares for shares used in diluted earnings per share:
Weighted average number of common shares for assumed options exercised	—	834,178
Weighted average number of common shares for assumed conversion of Series A shares	—	5,185,210
Weighted average number of common shares used in diluted earnings per share	23,283,602	6,196,769
Net (loss) income per common share – basic	$(0.78)	$147.77
Net (loss) income per common share – diluted	$(0.78)	$4.27

For the three and nine months ended September 30, 2025 and 2024, the following items have been excluded from the computation of diluted net loss per share because the effect of including these would have been anti-dilutive:

Nine Months Ended September 30:	2025	2024
Incentive stock options	5,856,563	5,997,539
Restricted stock units	1,315,430	—
Warrants	107,813	—
Shares available for future issuance under the convertible debt note	6,477,174	—
Shares available for future issuance under equity line-of-credit agreement	4,562,859	—
Temporary redeemable preferred stock	—	3,984,088
Total	18,319,839	9,981,627

9.	NET INCOME (LOSS) PER SHARE

Net income (loss) per common share (“EPS”) is presented for both Basic EPS and Diluted EPS. Basic EPS is based on the weighted-average number of common shares outstanding during the period. Diluted EPS is based on the weighted-average number of common shares and common shares equivalents outstanding during the period. Diluted shares outstanding includes the dilutive effect of in-the-money options, warrants and convertible securities. The dilutive effect of such in-the-money options is calculated based on the average share price for each fiscal period using the treasury stock method. Under the treasury stock method, the amount the employee must pay for exercising stock options and the amount of compensation cost for future service that has not yet been recognized are collectively assumed to be used to repurchase shares. Diluted EPS for convertible securities is calculated using the ‘if- converted’ method, assuming all convertible securities outstanding during the period were converted into common stock at the beginning of the reporting period, resulting in an adjustment to both the numerator (net income) and denominator (weighted average shares outstanding) to reflect the potential dilution from such conversions.

When an entity has a loss from operations, including potential shares in the denominator of diluted per share computations will generally be anti-dilutive, even if the entity has net income after adjusting for discontinued operations. That is, including potential shares in the denominator of the earnings per share calculation for a loss-making entity will generally decrease the loss per share and, therefore, those shares should be excluded from calculations of diluted earnings per share.

In computing the net income (loss) available to common shareholders, adjustments to the carrying value of preferred shares as a result of a modification accounted for as an extinguishment during a period should be subtracted or added to the net income (loss) in arriving at the net income (loss) available to common shareholders. For the year ended December 31, 2024, the adjustment of $43.7 million associated with the reduction in the original issue price of the NCNV preferred shares from $1,000 to $600 per share has been accounted for as an extinguishment and is reflected as an adjustment to the net loss of $20.8 million during the period in arriving at the net income available to common shareholders. See also Note 6 — Temporary Redeemable Preferred Stock for additional information.

The following data show the amounts used in computing EPS and the effect on income and the weighted average number of shares:

	Year Ended December 31,
(in thousands, except share and per share data)	2024	2023
Net loss	$(20,823)	$(13,036)
Accretion of NCNV preferred stock	—	(5,903)
Reduction of the original issue price of NCNV preferred share value from $1,000 to $600 per share	43,656	—
Cumulative preferred stock dividends	(309)	(330)
Net income (loss) available to common shareholders used in basic earnings per share	22,524	$(19,269)
Add back interest expense on convertible debt	915	—
Add back cumulative preferred stock dividends	309	—
Net income (loss) available to common shareholders used in diluted earnings per share	$23,748	$(19,269)
Weighted average number of common shares used in basic earnings per share	1,728,127	170,212
Adjustments to weighted average shares for shares used in diluted earnings per share:
Weighted average number of common shares for assumed options exercised	2,823,613	—
Weighted average number of common shares for assumed warrants exercised	1,306	—
Weighted average number of common shares for assumed conversion of SAFE agreements	286,266	—
Weighted average number of common shares for assumed conversion of convertible debt	886,471	—
Weighted average number of common shares for assumed conversion of Series A and NCNV shares	17,401,910	—
Weighted average number of common shares used in diluted earnings per share	23,127,693	170,212
Net income (loss) per common share – basic	$13.03	$(113.21)
Net income (loss) per common share – diluted	$1.03	$(113.21)

For the years ended December 31, 2024 and 2023, the following items have been excluded from the computation of diluted net income (loss) per share because the effect of including these would have been anti-dilutive or, in the case of certain temporary redeemable preferred stock, are contingently issuable shares which have not met the requirement to be issued and any convertible debt that is only contingently convertible:

Year Ended December 31:	2024	2023
Incentive stock options	7,681	948,464
Temporary redeemable preferred stock	—	3,978,898
Total	7,681	4,927,362